Cover	Jan. 12, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2023
Entity File Number	001-41143
Entity Registrant Name	Trajectory Alpha Acquisition Corp.
Entity Central Index Key	0001846750
Entity Tax Identification Number	86-1837862
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	99 Wall Street, #5801
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	646
Local Phone Number	450-2536
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable public warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable public warrant
Trading Symbol	TCOA.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TCOA
Security Exchange Name	NYSE
Public warrants, each whole public warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Public warrants, each whole public warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	TCOA WS
Security Exchange Name	NYSE